Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13000163

Received SEC

FEB 11 2013

Washington, DC 20549

February 11, 2013

001-12254

CERT/NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SAUL CENTERS, INC., Depositary Shares, each representing 1/100th of a share of 6.875% Series C Cumulative Redeemable Preferred Stock, par value $0.01, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 7, 2013. Tentative listing date – February 13, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com